CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	$ 708,288	$ 719,409	$ 3,529,333	$ 1,251,692
Operating Expenses:
Cost of services (exclusive of depreciation and amortization shown separately below)	348,166	346,594	1,042,144	604,013
Research and development	574,490	316,579	1,022,903	483,819
Selling, general, and administrative	2,532,849	1,953,047	5,698,695	3,874,884
Depreciation and amortization	190,703	152,171	344,631	273,623
Total Operating Expenses	3,646,208	2,768,391	8,108,373	5,236,339
Operating Loss	(2,937,920)	(2,048,982)	(4,579,040)	(3,984,647)
Non-Operating Income (Expense):
Interest income (expense)	(2,354)	(7,829)	(6,312)	(40,049)
Change in fair value of warrant liability	36,472		77,060
Grant Income		54,557		51,293
Impairment of digital assets	(23,885)		(23,885)
Other income	5,673	35,365	12,614	10,806
Other expense	(272)		(94,785)	(36,185)
Total Other Income (Expense), Net	15,634	82,093	(35,308)	(14,135)
Net Loss before Taxes	(2,922,286)	(1,966,889)	(4,614,348)	(3,998,782)
Net loss including noncontrolling interest	(2,922,286)	(1,966,889)	(4,614,348)	(3,998,782)
Net loss attributable to noncontrolling interest		(864)		(864)
Net loss attributable to T Stamp Inc.	$ (2,922,286)	$ (1,966,025)	$ (4,614,348)	$ (3,997,918)
Basic net loss per share attributable to T Stamp Inc.	$ (0.13)	$ (0.10)	$ (0.20)	$ (0.22)
Diluted net loss per share attributable to T Stamp Inc.	$ (0.13)	$ (0.10)	$ (0.20)	$ (0.22)
Weighted-average shares used to compute basic net loss per share	23,266,587	18,828,225	23,008,941	18,435,847
Weighted-average shares used to compute diluted net loss per share	23,266,587	18,828,225	23,008,941	18,435,847